Financial Instruments - Schedule of Sensitivity Analysis on Fair Value of Contingent Consideration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	7.50%	8.10%
CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	4.60%	4.00%
Probabilities of success 20 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 11.7
Impact (%)	(20.00%)
Probabilities of success 10 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 13.2
Impact (%)	(10.00%)
Probabilities of success [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 14.7
Probabilities of success 10 percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 16.1
Impact (%)	10.00%
Probabilities of success 20 percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 17.6
Impact (%)	20.00%
Discount rate ten point eight percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 15.9
Impact (%)	8.00%
Discount rate twelve point eight percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 15.3
Impact (%)	4.00%
Discount rate fourteen point eight percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 14.7
Discount rate sixteen point eight percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 14.1
Impact (%)	(4.00%)
Discount rate eighteen point eight percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 13.6
Impact (%)	(7.00%)
Projected Revenue Growth Rate at Ninety Five Percentage [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 12.4
Impact (%)	(3.00%)
Projected Revenue Growth Rate at Ninety Seven Point Five Percentage [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 14.4
Impact (%)	(2.00%)
Projected Revenue Growth Rate at Hundred Percentage [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 14.7
Projected Revenue Growth Rate at One Hundred and Two Point Five Percentage [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 14.9
Impact (%)	1.00%
Projected Revenue Growth Rate at One Hundred and Five Percentage [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 15.2
Impact (%)	4.00%
Phase I [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%	100.00%
Phase I [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%	100.00%
Phase I to II [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	50.00%	62.00%
Phase I to II [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	49.00%	64.00%
Phase II to III [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	28.00%	29.00%
Phase II to III [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	23.00%	23.00%
Phase III to BLA [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	60.00%	53.00%
Phase III to BLA [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	43.00%	34.00%
BLA to approval [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	90.00%	86.00%
BLA to approval [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	93.00%	80.00%